Long-term debt (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Summary of Contractual Terms of Groups Interest-bearing Long-term Debt Measured at Amortized Cost

	As at	As at
	December 31, 2021	December 31, 2020
Non-current liabilities
Unsecured revolving facilities	239,406	123,666
Unsecured term loan	-	321,852
Unsecured debenture	157,743	156,479
Unsecured senior notes	778,613	150,000
Conditional sales contracts	68,746	77,550
	1,244,508	829,547

Current liabilities
Current portion of unsecured revolving facilities	-	7,461
Current portion of unsecured term loan	324,444	-
Current portion of conditional sales contracts	39,142	35,536
	363,586	42,997

Summary of Terms and Conditions of Outstanding Long-term Debt
Terms and conditions of outstanding long-term debt are as follows:

					2021		2020
		Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount

Unsecured revolving facility	a	CAD	BA + 1.25%	2025	130,000	101,061	41,700	32,279
Unsecured revolving facility	a	CAD	BA + 1.25%	2025	21,279	16,646	-	-
Unsecured revolving facility	a	USD	Libor + 1.25%	2025	120,000	118,634	92,634	91,387
Unsecured revolving facility	a	USD	Libor + 1.25%	2025	3,100	3,065	7,461	7,461
Unsecured term loan	a	CAD	BA + 1.45%	2022	410,000	324,444	410,000	321,852
Unsecured debenture	b	CAD	3.32% - 4.22%	2024	200,000	157,743	200,000	156,479
Unsecured senior notes	c	USD	2.89% - 3.85%	2026-2033	180,000	179,658	150,000	150,000
Unsecured senior notes	c	USD	3.15% - 3.50%	2029-2036	500,000	499,049	-	-
Unsecured senior notes	c	USD	2.87% - 3.34%	2029-2033	100,000	99,906	-	-
Conditional sales contracts	d	Mainly CAD	1.45% - 4.72%	2022-2024	136,338	107,888	143,796	113,086

						1,608,094		872,544

Summary of Changes to Long-term Debt
The table below summarizes changes to the long-term debt:

	Note	2021	2020
Balance at beginning of year		872,544	1,343,307
Proceeds from long-term debt		661,039	33,175
Business combinations	5	3,484	5,365
Repayment of long-term debt		(43,868)	(191,221)
Net increase (decrease) in revolving facilities		118,859	(326,201)
Accretion of deferred financing fees		1,296	1,214
Effect of movements in exchange rates		(23,154)	4,588
Effect of movements in exchange rates - OCI hedge		17,894	2,317
Balance at end of year		1,608,094	872,544

Summary of Principal Installments of Other Long-Term Debt Payable during the Subsequent Years
e )	Principal installments of other long-term debt payable during the subsequent years are as follows:

	Less than	1 to 5	More than
	1 year	years	5 years	Total
Unsecured revolving facilities	-	242,283	-	242,283
Unsecured term loan	324,444	-	-	324,444
Unsecured debenture	-	158,265	-	158,265
Unsecured senior notes	-	-	780,000	780,000
Conditional sales contracts	39,142	68,746	-	107,888
	363,586	469,294	780,000	1,612,880